LAND USE RIGHTS	12 Months Ended
Jun. 30, 2020
LAND USE RIGHTS
LAND USE RIGHTS

NOTE 12 . LAND USE RIGHTS, NET

Land use rights consisted of the following:

	June 30,	June 30,	June 30,
	2019	2020	2020
	RMB	RMB	U.S. Dollars
Land use rights	¥1,361,969	¥1,361,969	$192,648
Less: accumulated amortization	(54,082)	(81,321)	(11,503)
Land use rights, net	¥1,307,887	¥1,280,648	$181,145

As of June 30, 2019 and 2020, no land use rights are collateralized or pledged.

Amortization expenses was ¥26,843,  ¥27,239 and ¥27,239  ($3,853) for the years ended June 30, 2018, 2019 and 2020, respectively.

The estimated future amortization expenses are as follows:

Twelve months ending June 30,	RMB	U.S. Dollars
2021	¥27,239	$3,853
2022	27,239	3,853
2023	27,239	3,853
2024	27,239	3,853
2025	27,239	3,853
Thereafter	1,144,453	161,880
Total	¥1,280,648	$181,145